As filed with the Securities and Exchange Commission on February 7, 2013

File Nos. 333-182743

811-22720

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 4

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 6

KKR Series Trust

 (Exact name of Registrant as Specified in Charter)

555 California Street

50th Floor

San Francisco, California 94104

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(415) 315-3620

Name and address of agent for service:

Nicole J. Macarchuk, Esq.
KKR Asset Management LLC

555 California Street

50th Floor

San Francisco, California 94104

COPY TO:

Allison M. Fumai, Esq.

Richard Horowitz, Esq.

Kenneth E. Young, Esq.
Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒   Immediately upon filing pursuant to paragraph (b)

☐   On (date) pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐   On (date) pursuant to paragraph (a)(1)

☐   75 days after filing pursuant to paragraph (a)(2)

☐   On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York in the State of New York on the 7th day of February, 2013.

KKR Series Trust

By:	/s/ William C. Sonneborn
William C. Sonneborn, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ William C. Sonneborn	Trustee and President
William C. Sonneborn	(Principal Executive Officer)	February 7, 2013

/s/ Tobin V. Levy	Trustee
Tobin V. Levy*		February 7, 2013

/s/ Jeffrey L. Zlot	Trustee
Jeffrey L. Zlot*		February 7, 2013

/s/ Michael R. McFerran	Treasurer
Michael R. McFerran	(Principal Financial and Accounting Officer)	February 7, 2013

*By:	/s/ Nicole J. Macarchuk
Nicole J. Macarchuk as attorney-in-fact

*            Pursuant to power of attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-182743 on September 19, 2012.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase